Derivative Financial Instruments (Fair Value Of All Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Sep. 28, 2013
Derivative [Line Items]
Derivative Assets	$ 27	$ 32
Derivative Liabilities	57	102
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Assets	8	5
Derivative Liabilities	29	29
Designated as Hedging Instrument [Member] | Commodity Contracts [Member]
Derivative [Line Items]
Derivative Assets	8	4
Derivative Liabilities	29	29
Designated as Hedging Instrument [Member] | Foreign Currency [Member]
Derivative [Line Items]
Derivative Assets	0	1
Derivative Liabilities	0	0
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Assets	19	27
Derivative Liabilities	28	73
Not Designated as Hedging Instrument [Member] | Commodity Contracts [Member]
Derivative [Line Items]
Derivative Assets	18	25
Derivative Liabilities	26	72
Not Designated as Hedging Instrument [Member] | Foreign Currency [Member]
Derivative [Line Items]
Derivative Assets	1	2
Derivative Liabilities	$ 2	$ 1